Income Taxes (Income Taxes Included in The Statement of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Abstract]
Income (loss) before income taxes	$ (602)		$ 213		$ 6,122
Statutory tax rate	25.00%		25.00%		24.00%
Theoretical income tax expense (benefit)	(151)		53		1,469
Tax expense (benefits) arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China	711		492		3,347
Change in valuation allowance	586	[1],[2]	(983)	[1]	(5,423)	[1]
Non-deductible expenses	218	[3]	650	[3]	139	[3]
Differences between Israeli currency and dollar-adjusted financial statements-net	(1,133)		160		686
Purchase price adjustment for contingent liabilities	(580)
Foreign tax rate differential	(101)		29		(11)
Other	(159)		(191)		537
Actual income tax expense (benefit)	(609)		210		744
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Basic	$ 0.00		$ 0.02		$ 0.11
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Diluted	$ 0.00		$ 0.02		$ 0.11
Decrease in tax expense in respect to a change in the effective tax rate from Beneficiary enterprise	1,780
Increase in tax expense resulting from losses not available for future years	338
Net operating loss carry forwards	$ 68		$ 635		$ 2,007

[1]	In 2013 an amount of $1,780 is a decrease in tax expense in respect to a change in the effective tax rate from Beneficiary enterprise and an amount of $338 is an increase in tax expense resulting from losses not available for future years. In addition, Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $68, $635 and $2,007, for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]
[3]	Including non-deductible share based compensation